Not FDIC Insured May Lose Value No Bank Guarantee
FSS3-Q3PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series CH 2
Franklin Templeton SMACS: Series E 5
Franklin Templeton SMACS: Series H 12
Franklin Templeton SMACS: Series I 17
Notes to Schedules of Investments 24

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2024
Franklin Templeton SMACS: Series CH
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 1.0%
Diversified Consumer Services 1.0%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 $ 225,220
Total Corporate Bonds (Cost $ 226,956 ) ........................................
225,220
Municipal Bonds 97.6%
California 96.4%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 22-1 , Special Tax , 2023 , 5% , 9/01/53 ................................ 125,000 116,223
Beaumont Unified School District , Community Facilities District No. 2020-1
Improvement Area No. 2 , Special Tax , 2023 , 5% , 9/01/53 .................... 150,000 148,079
a
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 1,000,000 1,045,676
b
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 1,200,000 992,626
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 300,000 211,149
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 1,000,000 699,674
California Educational Facilities Authority , St. Mary's College of California , Revenue ,
2023 A , Refunding , 5.5% , 10/01/53 .................................... 1,000,000 1,031,262
California Health Facilities Financing Authority , Episcopal Communities & Services for
Seniors Obligated Group , Revenue , 2024 B , 5.25% , 11/15/53 ................. 500,000 524,900
California Municipal Finance Authority ,
Special Tax , 2022 C , 6.25% , 9/01/52 ................................... 150,000 158,216
Special Tax , 2022 D , 6.125% , 9/01/52 .................................. 150,000 156,274
Special Tax , 2023 A , 5.5% , 9/01/53 .................................... 100,000 101,627
Special Tax , 2023 C , 5.25% , 9/01/53 ................................... 1,000,000 950,652
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 150,000 157,274
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 100,000 100,222
b
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 125,000 118,794
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 150,000 153,845
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 1,000,000 1,030,616
b
IH Parkside Fairfield LLC , Revenue , 144A, 2023 B , Zero Cpn., 9/01/43 .......... 250,000 171,085
b
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 200,000 202,831
b
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 250,000 261,546
b ,c
California Pollution Control Financing Authority , Rialto Bioenergy Facility LLC ,
Revenue , 144A, 2018 , 7.5% , 12/01/40 .................................. 75,000 5,625
b
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/46 ................................. 1,250,000 1,138,446
b
California School Finance Authority , Orange County Educational Arts Academy ,
Revenue , 144A, 2023 A , Refunding , 5.875% , 6/01/53 ....................... 100,000 101,206
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 100,000 98,455
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/39 ....... 100,000 102,758
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 150,000 152,610
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 150,000 141,760
Community Facilities District No. 2022-07 Improvement Area No. 1 , Special Tax ,
2023 , 5% , 9/01/53 ................................................ 150,000 148,304
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 1,000,000 932,596
b
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 250,000 251,121
b
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 100,000 100,305
b
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 200,000 200,344

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 28 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District , Community Facilities District No. 2021-1 , Special
Tax , 2023 , 5.625% , 9/01/53 .......................................... $ 1,000,000 $ 1,029,749
b
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area 2 , Special Tax , 144A,
2023 A , 5.25% , 9/01/48 ............................................ 965,000 925,505
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.75% , 9/01/53 1,500,000 1,514,398
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 5 ,
Special Tax , 2023 , 5.375% , 9/01/51 .................................... 1,250,000 1,261,250
City of Lake Elsinore , Community Facilities District No. 2006-8 , Special Tax , 2023 , 5% ,
9/01/53 ......................................................... 150,000 150,048
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.375% , 9/01/53 ................. 200,000 202,652
b
CSCDA Community Improvement Authority ,
CTR City Anaheim , Revenue , 144A, 2020 A , 5% , 1/01/54 .................... 400,000 321,412
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 140,000 102,291
Galt Community Facilities District , City of Galt Community Facilities District No. 2020-2
Improvement Area No. 1 , Special Tax , 2023 A , 6% , 9/01/53 .................. 1,500,000 1,504,677
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 200,000 205,738
Orange County Community Facilities District , Community Facilities District No. 2023-1 ,
Special Tax , 2023 A , 5.5% , 8/15/53 .................................... 1,000,000 1,018,404
River Islands Public Financing Authority , Community Facilities District 2023-1 Area No.
1 , Special Tax , 2023 , 5.625% , 9/01/53 .................................. 1,000,000 999,967
Washington Township Health Care District , Revenue , 2023 A , 5.75% , 7/01/48 ......
150,000 161,539
21,103,731
Florida 0.5%
a ,b
Florida Development Finance Corp. , AAF Operations Holdings LLC , Revenue , 144A,
2024 , Refunding , Mandatory Put , 12% , 7/15/28 ........................... 100,000 104,000
U.S. Territories 0.7%
Puerto Rico 0.7%
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
158,506 154,345
Total Municipal Bonds (Cost $ 21,047,581 ) ......................................
21,362,076
Total Long Term Investments (Cost $ 21,274,537 ) ................................
21,587,296
a
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
California 0.5%
d
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 3.8% , 5/15/48 ...
100,000 100,000
Total Municipal Bonds (Cost $ 100,000 ) .........................................
100,000
Total Short Term Investments (Cost $ 100,000 ) ..................................
100,000
a
Total Investments (Cost $ 21,374,537 ) 99.1% ....................................
$21,687,296
Other Assets, less Liabilities 0.9% .............................................
205,898
Net Assets 100.0% ...........................................................
$21,893,194

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $7,422,358, representing 33.9% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2024
Franklin Templeton SMACS: Series E
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 46.5%
Aerospace & Defense 1.4%
Lockheed Martin Corp. ................................. United States 2,500 $ 1,175,850
Northrop Grumman Corp. ............................... United States 2,000 901,540
RTX Corp. .......................................... United States 3,998 431,024
2,508,414
Banks 4.4%
Citigroup, Inc. ........................................ United States 41,500 2,585,865
Fifth Third Bancorp .................................... United States 27,000 1,010,340
Truist Financial Corp. .................................. United States 45,000 1,698,750
US Bancorp ......................................... United States 60,000 2,433,000
7,727,955
Beverages 3.3%
Coca-Cola Co. (The) ................................... United States 65,000 4,090,450
PepsiCo, Inc. ........................................ United States 10,000 1,729,000
5,819,450
Biotechnology 2.1%
AbbVie, Inc. ......................................... United States 13,000 2,096,120
a
Amgen, Inc. ......................................... United States 5,000 1,529,250
3,625,370
Building Products 0.8%
Johnson Controls International plc ......................... United States 20,000 1,438,200
Capital Markets 0.9%
Charles Schwab Corp. (The) ............................. United States 22,000 1,612,160
Chemicals 3.0%
Air Products and Chemicals, Inc. .......................... United States 17,000 4,533,900
LyondellBasell Industries NV, A ........................... United States 7,000 695,940
5,229,840
Communications Equipment 0.8%
Cisco Systems, Inc. ................................... United States 30,000 1,395,000
Electric Utilities 2.1%
American Electric Power Co., Inc. ......................... United States 17,000 1,534,250
NextEra Energy, Inc. ................................... United States 7,501 600,230
Xcel Energy, Inc. ...................................... United States 30,000 1,663,500
3,797,980
Health Care Providers & Services 0.8%
CVS Health Corp. ..................................... United States 25,000 1,490,000
Household Products 1.4%
Procter & Gamble Co. (The) ............................. United States 15,000 2,468,100
Industrial Conglomerates 0.6%
Honeywell International, Inc. ............................. United States 5,100 1,031,169
IT Services 0.9%
b
International Business Machines Corp. ..................... United States 10,000 1,668,500
Metals & Mining 2.9%
Freeport-McMoRan, Inc. ................................ United States 30,000 1,581,900
Rio Tinto plc, ADR ..................................... Australia 50,000 3,505,000
5,086,900

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities 0.5%
DTE Energy Co. ...................................... United States 7,500 $ 873,975
Oil, Gas & Consumable Fuels 4.1%
Chevron Corp. ....................................... United States 15,000 2,434,500
Shell plc, ADR ........................................ United States 30,000 2,183,400
TotalEnergies SE, ADR ................................. France 35,000 2,559,200
7,177,100
Pharmaceuticals 7.6%
Johnson & Johnson ................................... United States 33,000 4,840,110
Merck & Co., Inc. ..................................... United States 45,000 5,649,300
Pfizer, Inc. ........................................... United States 100,000 2,866,000
13,355,410
Semiconductors & Semiconductor Equipment 3.8%
Analog Devices, Inc. ................................... United States 20,000 4,689,800
Broadcom, Inc. ....................................... United States 1,000 1,328,550
a
Intel Corp. ........................................... United States 25,000 771,250
6,789,600
Software 1.7%
b
Oracle Corp. ......................................... United States 25,000 2,929,750
Specialty Retail 1.4%
Home Depot, Inc. (The) ................................. United States 7,500 2,511,525
Tobacco 2.0%
Philip Morris International, Inc. ........................... United States 35,000 3,548,300
Total Common Stocks (Cost $73,636,699) ......................................
82,084,698
Equity-Linked Securities 45.9%
Aerospace & Defense 2.2%
c
Barclays Bank plc into Northrop Grumman Corp., 144A, 7%,
11/08/24 .......................................... United States 1,800 830,358
c
BNP Paribas Issuance BV into Northrop Grumman Corp., 144A,
7.5%, 9/10/24 ...................................... United States 2,000 872,363
c
Merrill Lynch International & Co. CV into RTX Corp., 144A, 7.5%,
10/02/24 .......................................... United States 12,000 1,029,301
c
Wells Fargo Bank NA into Boeing Co. (The), 144A, 9%, 6/17/25 .. United States 6,300 1,102,908
3,834,930
Air Freight & Logistics 0.9%
c
J.P. Morgan Structured Products BV into United Parcel Service, Inc.,
144A, 9%, 10/22/24 .................................. United States 5,500 780,590
c
Merrill Lynch International & Co. CV into United Parcel Service, Inc.,
144A, 8.5%, 10/02/24 ................................. United States 5,700 805,710
1,586,300
Automobiles 0.3%
c
Barclays Bank plc into General Motors Co., 144A, 10%, 7/17/24 .. United States 11,000 458,284
Banks 2.1%
c
Barclays Bank plc into Citigroup, Inc., 144A, 9%, 7/03/24 ........ United States 5,000 278,186
c
Barclays Bank plc into US Bancorp, 144A, 10%, 8/23/24 ........ United States 16,500 670,490
c
BNP Paribas Issuance BV into Bank of America Corp., 144A, 8.5%,
2/26/25 ........................................... United States 35,000 1,259,681

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Banks (continued)
c
Citigroup Global Markets Holdings, Inc. into Bank of America Corp.,
144A, 8%, 8/16/24 ................................... United States 8,400 $ 300,211
c
Merrill Lynch International & Co. CV into Fifth Third Bancorp, 144A,
10%, 3/10/25 ....................................... United States 12,000 427,140
c
Wells Fargo Bank NA into Citigroup, Inc., 144A, 10%, 2/25/25 .... United States 13,000 769,573
3,705,281
Biotechnology 0.3%
c
Barclays Bank plc into Amgen, Inc., 144A, 8%, 9/20/24 ......... United States 2,100 596,186
Broadline Retail 0.7%
c
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
9%, 11/20/24 ....................................... United States 10,000 1,311,572
Building Products 1.7%
c
J.P. Morgan Structured Products BV into Johnson Controls
International plc, 144A, 8%, 9/09/24 ...................... United States 15,000 987,636
c
Wells Fargo Bank NA into Johnson Controls International plc, 144A,
9%, 12/10/24 ....................................... United States 35,000 2,013,592
3,001,228
Capital Markets 2.4%
c
BNP Paribas Issuance BV into Goldman Sachs Group, Inc. (The),
144A, 7.5%, 8/19/24 ................................. United States 1,700 685,631
c
Goldman Sachs International Bank into Morgan Stanley, 144A, 9%,
12/24/24 .......................................... United States 2,300 216,653
c
Merrill Lynch International & Co. CV into Charles Schwab Corp.
(The), 144A, 9%, 2/25/25 .............................. United States 32,000 2,170,195
c
Merrill Lynch International & Co. CV into Morgan Stanley, 144A,
10%, 6/04/24 ....................................... United States 1,000 93,884
c
Societe Generale SA into Goldman Sachs Group, Inc. (The), 144A,
8.5%, 7/12/24 ...................................... United States 1,500 532,206
c
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 7/17/24 ... United States 8,100 513,629
4,212,198
Chemicals 2.7%
c
Barclays Bank plc into Air Products and Chemicals, Inc., 144A, 8.5%,
3/10/25 ........................................... United States 7,000 1,728,505
c
National Bank of Canada into Albemarle Corp., 144A, 12%, 3/31/25 United States 24,700 3,074,596
4,803,101
Communications Equipment 1.8%
c
Mizuho Markets Cayman LP into Cisco Systems, Inc., 144A, 7.5%,
7/23/24 ........................................... United States 12,000 559,959
c
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 9/03/24 United States 15,000 707,523
c
UBS AG into Cisco Systems, Inc., 144A, 8%, 6/10/25 .......... United States 30,000 1,415,018
c
UBS AG into Cisco Systems, Inc., 144A, 8.5%, 6/20/24 ......... United States 11,000 513,484
3,195,984
Consumer Staples Distribution & Retail 1.0%
c
Barclays Bank plc into Target Corp., 144A, 8.5%, 10/08/24 ...... United States 5,800 830,875
c
UBS AG into Target Corp., 144A, 9%, 9/05/24 ................ United States 5,900 902,252
1,733,127
Containers & Packaging 0.7%
c
Mizuho Markets Cayman LP into International Paper Co., 144A,
10%, 1/22/25 ....................................... United States 30,000 1,203,164

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Electric Utilities 2.0%
c
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 9%,
4/08/25 ........................................... United States 24,000 $ 1,642,021
c
Wells Fargo Bank NA into NextEra Energy, Inc., 144A, 8%, 5/20/25 United States 25,000 1,868,325
3,510,346
Ground Transportation 0.2%
c
Merrill Lynch BV into Union Pacific Corp., 144A, 8%, 11/05/24 .... United States 1,800 408,863
Hotels, Restaurants & Leisure 0.1%
c
Wells Fargo Bank NA into Starbucks Corp., 144A, 8%, 3/04/25 ... United States 3,000 249,492
Insurance 1.3%
c
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 10/23/24 .. United States 6,800 468,672
c
Citigroup Global Markets Holdings, Inc. into MetLife, Inc., 144A,
9.5%, 7/17/24 ...................................... United States 4,500 276,892
c
JPMorgan Chase Bank NA into MetLife, Inc., 144A, 8%, 3/25/25 .. United States 23,000 1,625,985
2,371,549
Interactive Media & Services 1.8%
c
JPMorgan Chase Bank NA into Alphabet, Inc., 144A, 8%, 3/18/25 . United States 15,000 2,179,741
c
JPMorgan Chase Bank NA into Alphabet, Inc., 144A, 8%, 3/28/25 . United States 6,000 921,485
3,101,226
IT Services 0.9%
c
Barclays Bank plc into International Business Machines Corp., 144A,
8.5%, 6/09/25 ...................................... United States 9,500 1,598,547
Media 1.4%
c
BNP Paribas Issuance BV into Comcast Corp., 144A, 8%, 1/15/25 United States 32,000 1,303,057
c
J.P. Morgan Structured Products BV into Comcast Corp., 144A, 8%,
8/13/24 ........................................... United States 10,000 403,200
c
J.P. Morgan Structured Products BV into Comcast Corp., 144A, 8%,
9/12/24 ........................................... United States 3,000 122,093
c
Royal Bank of Canada into Comcast Corp., 144A, 8%, 7/12/24 ... United States 18,000 721,640
2,549,990
Metals & Mining 2.2%
c
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc., 144A, 10%, 5/20/25 .............................. United States 29,000 1,503,931
c
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc., 144A,
11%, 12/10/24 ...................................... United States 9,600 429,423
c
UBS AG into Newmont Corp., 144A, 11%, 1/16/25 ............. United States 50,000 2,026,047
3,959,401
Multi-Utilities 0.8%
c
Wells Fargo Bank NA into Dominion Energy, Inc., 144A, 9%, 1/10/25 United States 26,000 1,368,773
Oil, Gas & Consumable Fuels 5.3%
c
BNP Paribas Issuance BV into BP plc, 144A, 8.5%, 5/15/25 ...... United States 48,000 1,857,497
c
BNP Paribas Issuance BV into Exxon Mobil Corp., 144A, 8.5%,
4/01/25 ........................................... United States 9,000 1,039,551
c
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9%, 3/12/25 ................................... United States 19,000 2,085,726
c
J.P. Morgan Structured Products BV into Exxon Mobil Corp., 144A,
9%, 9/24/24 ........................................ United States 2,300 269,027
c
Royal Bank of Canada into Shell plc, 144A, 8%, 4/28/25 ........ United States 55,000 4,032,860
9,284,661

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Pharmaceuticals 1.9%
c
BNP Paribas Issuance BV into Pfizer, Inc., 144A, 8.5%, 6/10/24 .. United States 19,000 $ 545,578
c
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
9.5%, 5/08/25 ...................................... United States 37,000 1,575,904
c
National Bank of Canada into Bristol-Myers Squibb Co., 144A, 8%,
9/05/24 ........................................... United States 20,000 834,486
c
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 8/02/24 ...... United States 15,000 431,407
3,387,375
Semiconductors & Semiconductor Equipment 7.1%
c
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
10/03/24 .......................................... United States 1,600 50,835
c
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 9%, 11/10/25 .................................. United States 8,000 1,378,145
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/12/24 ...................................... United States 9,000 794,413
c
Mizuho Markets Cayman LP into Taiwan Semiconductor
Manufacturing Co. Ltd., 144A, 10%, 10/22/24 ............... Taiwan 9,000 888,944
c
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 3/03/25 .................................. United States 11,500 1,032,959
c
National Bank of Canada into Broadcom, Inc., 144A, 11.5%, 5/13/25 United States 3,000 3,823,909
c
Royal Bank of Canada into Microchip Technology, Inc., 144A, 10%,
4/01/25 ........................................... United States 16,000 1,527,130
c
Royal Bank of Canada into Texas Instruments, Inc., 144A, 8%,
6/11/25 ........................................... United States 8,000 1,581,413
c
UBS AG into Texas Instruments, Inc., 144A, 8.5%, 8/07/24 ...... United States 700 133,424
c
Wells Fargo Bank NA into Intel Corp., 144A, 11%, 2/14/25 ....... United States 39,000 1,318,330
12,529,502
Software 2.6%
c
Barclays Bank plc into Oracle Corp., 144A, 8.5%, 2/05/25 ....... United States 13,000 1,441,780
c
Mizuho Markets Cayman LP into Oracle Corp., 144A, 8.5%, 2/10/25 United States 7,000 803,292
c
Societe Generale SA into Workday, Inc., 144A, 9%, 11/13/24 ..... United States 7,400 1,576,831
c
UBS AG into Oracle Corp., 144A, 9%, 6/10/25 ................ United States 5,800 694,245
4,516,148
Specialty Retail 0.2%
c
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc. (The),
144A, 8.5%, 6/12/24 ................................. United States 900 301,705
Technology Hardware, Storage & Peripherals 1.3%
c
UBS AG into Apple, Inc., 144A, 7%, 4/02/25 ................. United States 12,635 2,296,558
Total Equity-Linked Securities (Cost $79,387,426) ...............................
81,075,491
Convertible Preferred Stocks 1.3%
Electric Utilities 1.3%
NextEra Energy, Inc., 6.926% ............................ United States 50,000 2,272,500
Total Convertible Preferred Stocks (Cost $2,100,887) ............................
2,272,500
Principal
Amount
*
Corporate Bonds 4.7%
Diversified REITs 0.8%
c
VICI Properties LP / VICI Note Co., Inc., Senior Bond, 144A, 4.625%,
12/01/29 .......................................... United States 1,500,000 1,404,927

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 28 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 0.5%
Expedia Group, Inc., Senior Note, 3.25%, 2/15/30 ............. United States 1,000,000 $ 893,612
Metals & Mining 0.8%
c
Alcoa Nederland Holding BV, Senior Note, 144A, 4.125%, 3/31/29 . United States 1,500,000 1,382,179
Tobacco 1.8%
BAT Capital Corp., Senior Bond, 6.421%, 8/02/33 ............. United Kingdom 1,600,000 1,671,711
Philip Morris International, Inc., Senior Bond, 5.625%, 9/07/33 .... United States 1,500,000 1,513,356
3,185,067
Trading Companies & Distributors 0.8%
c
United Rentals North America, Inc., Senior Secured Note, 144A, 6%,
12/15/29 .......................................... United States 1,500,000 1,494,060
Total Corporate Bonds (Cost $8,307,367) .......................................
8,359,845
Total Long Term Investments (Cost $163,432,379) ...............................
173,792,534
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 5.006% .... United States 1,026,770 1,026,770
Total Money Market Funds (Cost $1,026,770) ...................................
1,026,770
Total Short Term Investments (Cost $1,026,770 ) .................................
1,026,770
a
Total Investments (Cost $164,459,149) 99.0% ...................................
$174,819,304
Options Written (0.0)%
†
(55,550)
Other Assets, less Liabilities 1.0% .............................................
1,863,088
Net Assets 100.0% ...........................................................
$176,626,842
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
International Business Machines Corp., September Strike Price
$190.00, Expires 9/20/24 .............................. 100 1,668,500 (15,300)
Oracle Corp., September Strike Price $140.00, Expires 9/20/24 ... 250 2,929,750 (40,250)
(55,550)
Total Options Written (Premiums received $103,935) ............................
$ (55,550)
†
Rounds to less than 0.1% of net assets.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at period end.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $85,356,657, representing 48.3% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2024
Franklin Templeton SMACS: Series H
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 3.5%
Capital Markets 3.5%
a
Franklin Dynamic Municipal Bond ETF ................................... 17,000 $ 411,740
Total Management Investment Companies (Cost $ 403,766 ) .......................
411,740
Principal
Amount
a a a a
Corporate Bonds 1.9%
Diversified Consumer Services 1.9%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 225,220
Total Corporate Bonds (Cost $ 226,956 ) ........................................
225,220
Municipal Bonds 89.3%
Alabama 4.2%
b
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 300,000 294,291
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 150,000 121,392
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 100,000 79,776
495,459
Arizona 1.3%
c
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2023 , 5.75% , 6/15/58 .................................. 150,000 150,905
Arkansas 1.3%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 155,003
California 10.5%
d
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 130,000 135,938
c
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 125,000 118,029
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 130,000 118,466
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 195,000 163,059
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 105,000 99,525
c
California Municipal Finance Authority , IH Parkside Fairfield LLC , Revenue , 144A, 2023
B , Zero Cpn., 9/01/43 ............................................... 150,000 102,651
c
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 100,000 82,684
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 125,000 108,267
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 100,000 81,752
c
CSCDA Community Improvement Authority ,
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 110,000 105,044
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 135,000 110,993
1,226,408
Colorado 0.8%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 89,677

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 21.9%
Avenir Community Development District , Parcel A-18 , Special Assessment , 2024 A ,
6% , 5/01/55 ...................................................... $ 100,000 $ 99,298
c
Florida Development Finance Corp. ,
d
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 100,000 104,000
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 100,000 63,462
Hammock Oaks Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.85% , 5/01/44 .................................... 125,000 125,393
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 85,438
Lakeside Preserve Community Development District , Special Assessment , 2023 ,
6.375% , 5/01/54 ................................................... 100,000 104,327
b ,c
Marion Ranch Community Development District , Special Assessment , 144A, 2024 ,
5.7% , 5/01/44 .................................................... 100,000 100,113
North AR-1 Pasco Community Development District , Assessment Area 3 , Special
Assessment , 2023 , 6% , 5/01/54 ....................................... 100,000 101,727
North Loop Community Development District , Special Assessment , 2023 , 6.625% ,
5/01/54 ......................................................... 130,000 138,596
Palermo Community Development District , Special Assessment , 2023 , 5% , 6/15/43 ..
100,000 100,070
Palm Coast Park Community Development District , Special Assessment , 2023 , 5.6% ,
5/01/53 ......................................................... 100,000 101,333
Preserve at Savannah Lakes Community Development District , Assessment Area 1 ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 100,000 100,383
Prosperity Lakes Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 6.125% , 12/15/53 ................................... 160,000 166,255
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 58,765
Ridge at Apopka Community Development District , Parcel 2 , Special Assessment ,
2023 , 5.75% , 5/01/53 ............................................... 100,000 100,756
River Hall Community Development District , Assessment Area 4 , Special Assessment ,
2023 A , 6.5% , 5/01/54 .............................................. 105,000 110,158
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 100,000 100,826
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 155,000 161,451
c
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 100,000 101,347
Seminole Palms Community Development District , Special Assessment , 2023 , 5.5% ,
5/01/43 ......................................................... 100,000 101,756
Stonegate Preserve Community Development District , Special Assessment , 2023 ,
6.125% , 12/15/53 .................................................. 150,000 155,416
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 100,000 100,522
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 75,000 76,914
Westwood of Pasco Community Development District , Assessments , Special
Assessment , 2023 , 5.625% , 5/01/53 ................................... 100,000 101,287
2,559,593
Indiana 1.0%
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 110,000 119,313
Iowa 2.9%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Refunding , 5% , 12/01/50 ............. 235,000 245,411

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Finance Authority, (continued)
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... $ 100,000 $ 97,799
343,210
Louisiana 1.9%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 93,212
c
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 130,577
223,789
Maryland 2.9%
Maryland Economic Development Corp. , Morgan View & Thurgood Marshall Student
Housing , Revenue , 2020 , 4.25% , 7/01/50 ................................ 170,000 150,398
c
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 190,000 189,515
339,913
Michigan 1.0%
City of Detroit , GO , 2023 C , 6% , 5/01/43 ..................................
100,000 110,437
Minnesota 0.9%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 98,864
Nevada 0.8%
Henderson Local Improvement Districts , Local Improvement District No. T-22 , Special
Assessment , 2023 , 5.25% , 3/01/53 .................................... 100,000 94,752
New Hampshire 2.2%
New Hampshire Business Finance Authority , Presbyterian Homes Obligated Group ,
Revenue , 2023 A , 5.25% , 7/01/48 ..................................... 250,000 255,434
New Jersey 1.5%
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
175,000 176,193
New York 4.9%
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 100,000 99,430
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 375,000 364,713
c
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 100,000 105,804
569,947
Ohio 3.6%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 200,000 179,208
Ohio Housing Finance Agency , Revenue , 2023 C , 8% , 8/01/34 .................
100,000 102,584
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 125,000 133,674
415,466

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 1.6%
Berks County Industrial Development Authority , Tower Health Obligated Group ,
Revenue , 2017 , Refunding , 4% , 11/01/50 ................................ $ 115,000 $ 58,111
Berks County Municipal Authority (The) , Tower Health Obligated Group , Revenue , 2012
A , 5% , 11/01/44 ................................................... 55,000 28,121
Philadelphia Authority for Industrial Development , St. Joseph's University , Revenue ,
2022 , 5.5% , 11/01/60 ............................................... 90,000 95,396
181,628
Texas 7.9%
c
City of Anna , Woods at Lindsey Place (The) Public Improvement District Area 1 ,
Special Assessment , 144A, 2023 , 5.875% , 9/15/53 ......................... 116,000 116,643
c
City of Celina , Pravin Public Improvement District , Special Assessment , 144A, 2023 ,
6.75% , 9/01/53 ................................................... 100,000 99,503
c
City of Fate , Williamsburg Public Improvement District No. 1 Phase 3B , Special
Assessment , 144A, 2023 , 5.375% , 8/15/53 ............................... 100,000 97,370
c
City of Hutto , Emory Crossing Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2023 , 5.625% , 9/01/58 ......................... 115,000 115,562
c
City of Kyle , Southwest Kyle Public Improvement District No. 1 Improvement Area No.
2 , Special Assessment , 144A, 2023 , 6.75% , 9/01/48 ........................ 100,000 103,704
c
City of Tomball , Raburn Reserve Public Improvement District Area No. 2 , Special
Assessment , 144A, 2023 , 5.75% , 9/15/52 ............................... 112,000 112,047
c
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 86,292
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 50,000 47,563
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 85,000 82,066
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 20,000 18,982
Walden Pond Fresh Water Supply District , GO , 2022 , 6.25% , 9/01/47 ............
45,000 45,666
925,398
Washington 1.7%
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ 120,000 121,908
c
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 100,000 76,123
198,031
Wisconsin 3.4%
Public Finance Authority ,
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 125,000 113,508
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 345,000 283,730
397,238
U.S. Territories 11.1%
District of Columbia 2.1%
District of Columbia ,
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 140,000 139,486
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/33 .............. 100,000 110,618
250,104

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 28 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 9.0%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/41 .......................................... $ 181,382 $ 168,599
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 176,000 159,181
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
99,066 96,465
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
622,000 622,202
1,046,447
Total U.S. Territories .................................................................... 1,296,551
Total Municipal Bonds (Cost $ 10,251,997 ) ......................................
10,423,209
Total Long Term Investments (Cost $ 10,882,719 ) ................................
11,060,169
a
a a a a
Short Term Investments 7.7%
Municipal Bonds 7.7%
Arizona 1.7%
e
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 4.05% , 1/01/46 ............... 200,000 200,000
Colorado 0.9%
e
Colorado Health Facilities Authority , Children's Hospital Colorado Obligated Group ,
Revenue , 2020 A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 4.05% ,
12/01/52 ........................................................ 100,000 100,000
Massachusetts 3.4%
e
Massachusetts Development Finance Agency , Trustees of Boston University , Revenue ,
2008 U6E , Refunding , LOC TD Bank NA , Daily VRDN and Put , 4% , 10/01/42 ..... 400,000 400,000
Virginia 1.7%
e
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 4% ,
10/01/48 ........................................................ 200,000 200,000
Total Municipal Bonds (Cost $ 900,000 ) .........................................
900,000
Total Short Term Investments (Cost $ 900,000 ) ..................................
900,000
a
Total Investments (Cost $ 11,782,719 ) 102.4% ...................................
$11,960,169
Other Assets, less Liabilities (2.4) % ...........................................
(284,126)
Net Assets 100.0% ...........................................................
$11,676,043
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security purchased on a when-issued basis.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $2,956,945, representing 25.3% of net assets.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2024
Franklin Templeton SMACS: Series I
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 0.6%
Banks 0.6%
Bank of America Corp. ............................................... 45,000 $ 1,799,550
Pharmaceuticals 0.0%
†
a
Endo, Inc. ......................................................... 3,223 91,319
a,b
Endo, Inc. , 144A .................................................... 1,424 40,347
131,666
Total Common Stocks (Cost $ 1,322,761 ) .......................................
1,931,216
a
Equity-Linked Securities 2.1%
Automobiles 0.2%
b
Royal Bank of Canada into General Motors Co. , 144A, 12% , 6/18/24 ............. 14,000 518,433
Banks 0.7%
b
BNP Paribas Issuance BV into Bank of America Corp. , 144A, 8.5% , 2/26/25 ....... 28,800 1,036,538
b
Royal Bank of Canada into Citigroup, Inc. , 144A, 10% , 10/15/24 ................ 27,000 1,279,528
2,316,066
Hotels, Restaurants & Leisure 0.5%
b
Wells Fargo Bank NA into Starbucks Corp. , 144A, 8% , 3/04/25 ................. 17,500 1,455,368
Insurance 0.3%
b
BNP Paribas Issuance BV into MetLife, Inc. , 144A, 9% , 10/23/24 ................ 15,000 1,033,835
Metals & Mining 0.4%
b
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan, Inc. , 144A, 10% ,
5/20/25 ......................................................... 22,000 1,140,913
Total Equity-Linked Securities (Cost $ 6,263,870 ) ................................
6,464,615
Principal
Amount
a a a a
Corporate Bonds 92.2%
Aerospace & Defense 2.0%
b
Bombardier, Inc. , Senior Note , 144A, 8.75% , 11/15/30 ........................ $ 1,500,000 1,611,363
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 .............................. 1,500,000 1,518,886
Senior Secured Note , 144A, 6.875% , 12/15/30 ............................ 1,500,000 1,520,160
Senior Secured Note , 144A, 6.625% , 3/01/32 ............................. 1,500,000 1,506,321
6,156,730
Automobile Components 1.3%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 1,500,000 1,297,602
Goodyear Tire & Rubber Co. (The) , Senior Note , 5.25% , 7/15/31 ................
3,000,000 2,714,725
4,012,327
Automobiles 1.9%
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 ...............................
6,000,000 5,986,636
Banks 2.2%
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 .................... 1,400,000 1,398,747
c
Senior Bond , FRN , 6.692% , ( SOFR + 2.62% ), 9/13/34 ...................... 1,500,000 1,592,789
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..................... 1,500,000 1,588,956

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
$ 350,000 $ 358,925
Fifth Third Bank NA , Senior Note , 5.852% to 10/26/24, FRN thereafter , 10/27/25 ....
250,000 249,761
Wells Fargo & Co. , Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 .....
1,500,000 1,595,997
6,785,175
Building Products 1.1%
b
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A, 10.25% , 10/15/28 . 2,000,000 2,098,646
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75% , 8/01/28 ..... 800,000 792,306
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured Note , 144A, 6.625% ,
12/15/30 ........................................................ 500,000 501,496
3,392,448
Capital Markets 0.8%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29
500,000 504,936
Morgan Stanley ,
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .................. 1,000,000 1,075,777
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..................... 1,000,000 993,288
2,574,001
Chemicals 2.3%
Celanese US Holdings LLC , Senior Note , 6.55% , 11/15/30 ....................
1,000,000 1,044,498
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 2,000,000 2,135,637
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 .................................... 3,000,000 2,828,550
Senior Secured Note , 144A, 4.875% , 5/01/28 ............................. 1,000,000 936,825
6,945,510
Commercial Services & Supplies 1.6%
b
APX Group, Inc. , Senior Secured Note , 144A, 6.75% , 2/15/27 .................. 5,000,000 4,985,401
Communications Equipment 3.1%
b
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 ................ 4,000,000 3,293,000
b
CommScope, Inc. ,
Senior Note , 144A, 8.25% , 3/01/27 ..................................... 3,500,000 1,634,131
Senior Secured Note , 144A, 6% , 3/01/26 ................................ 4,000,000 3,575,000
Senior Secured Note , 144A, 4.75% , 9/01/29 .............................. 1,500,000 1,083,750
9,585,881
Consumer Finance 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior Bond , 5.3% ,
1/19/34 ......................................................... 1,500,000 1,461,587
Ford Motor Credit Co. LLC ,
Senior Bond , 5.113% , 5/03/29 ........................................ 1,000,000 963,624
Senior Note , 7.35% , 3/06/30 ......................................... 3,000,000 3,163,632
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.4% , 3/26/29 ............ 750,000 758,532
6,347,375
Containers & Packaging 6.1%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc ,
Senior Note , 144A, 4% , 9/01/29 ....................................... 2,500,000 2,066,519
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ..................................... 8,000,000 4,708,400
Senior Secured Note , 144A, 4.125% , 8/15/26 ............................. 4,000,000 3,405,039

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................................... $ 6,000,000 $ 5,980,685
Senior Secured Note , 144A, 7.875% , 4/15/27 ............................. 2,500,000 2,550,275
18,710,918
Diversified REITs 0.2%
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% , 12/01/29 ..... 750,000 702,464
Diversified Telecommunication Services 1.9%
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 5.125% , 5/01/27 6,000,000 5,738,546
Electric Utilities 3.2%
b
NRG Energy, Inc. , Senior Secured Bond , 144A, 7% , 3/15/33 ................... 2,000,000 2,115,168
Pacific Gas and Electric Co. , Senior Bond , 6.4% , 6/15/33 .....................
3,000,000 3,116,043
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
500,000 479,677
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 6.875% , 4/15/32 .................................... 2,000,000 2,014,324
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............................ 2,000,000 2,132,093
9,857,305
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........................
750,000 761,627
Energy Equipment & Services 1.3%
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 .............. 3,750,000 3,880,096
Entertainment 0.5%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 1,500,000 1,510,550
Food Products 1.1%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co. SARL , Senior Note ,
5.75% , 4/01/33 ................................................... 800,000 788,892
b
Post Holdings, Inc. ,
Senior Bond , 144A, 5.5% , 12/15/29 .................................... 500,000 476,558
Senior Secured Note , 144A, 6.25% , 2/15/32 .............................. 2,000,000 1,990,639
3,256,089
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.95% , 10/15/33 .................... 750,000 751,525
Health Care Equipment & Supplies 4.0%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% , 10/01/28 ............ 7,000,000 7,131,250
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 .................................... 3,500,000 3,302,080
Senior Secured Note , 144A, 3.875% , 4/01/29 ............................. 2,000,000 1,822,063
12,255,393
Health Care Providers & Services 19.4%
b
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.125% , 4/01/30 .................................. 3,000,000 2,142,120
Senior Note , 144A, 6.875% , 4/01/28 .................................... 4,080,000 2,962,610
Senior Secured Note , 144A, 8% , 3/15/26 ................................ 4,000,000 4,009,640
Senior Secured Note , 144A, 5.625% , 3/15/27 ............................. 5,000,000 4,739,781
Senior Secured Note , 144A, 8% , 12/15/27 ............................... 9,500,000 9,511,695
d
Senior Secured Note , 144A, 10.875% , 1/15/32 ............................ 9,000,000 9,310,446

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............................
$ 50,000 $ 48,623
b
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 ............................ 6,000,000 5,039,506
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...................... 1,000,000 915,125
b
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% , 9/01/28 ........ 3,000,000 2,234,205
Tenet Healthcare Corp. ,
Senior Note , 6.125% , 10/01/28 ........................................ 6,500,000 6,444,318
Senior Secured Note , 6.125% , 6/15/30 .................................. 2,000,000 1,984,821
b
Senior Secured Note , 144A, 6.75% , 5/15/31 .............................. 10,000,000 10,104,080
59,446,970
Hotels, Restaurants & Leisure 7.9%
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 8.125% , 7/01/27 .................................... 4,000,000 4,080,465
Senior Note , 144A, 4.625% , 10/15/29 ................................... 1,000,000 904,081
Senior Secured Note , 144A, 7% , 2/15/30 ................................ 1,500,000 1,517,139
b
Carnival Corp. , Senior Note , 144A, 10.5% , 6/01/30 .......................... 6,000,000 6,525,648
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ..................................... 3,000,000 2,653,806
Senior Secured Note , 144A, 4.625% , 1/15/29 ............................. 1,000,000 900,288
b
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ................. 200,000 167,080
b
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.25% ,
5/15/27 ......................................................... 6,500,000 6,330,841
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior Note , 144A, 7.125% ,
2/15/31 ......................................................... 1,000,000 1,027,411
24,106,759
Household Durables 0.3%
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 4.75% , 4/01/29 .......
1,000,000 928,658
Household Products 0.1%
b
Energizer Holdings, Inc. , Senior Note , 144A, 6.5% , 12/31/27 ................... 200,000 198,503
Independent Power and Renewable Electricity Producers 2.7%
b
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......................... 3,500,000 3,256,032
b ,e
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 5,000,000 5,086,445
8,342,477
Insurance 0.4%
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........................
1,500,000 1,228,351
Machinery 0.1%
b
TK Elevator US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 ......... 200,000 193,108
Media 2.1%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.5% , 6/01/29 ..................................... 300,000 246,600
Senior Secured Note , 144A, 5.125% , 8/15/27 ............................. 1,000,000 945,580
Senior Secured Note , 144A, 9% , 9/15/28 ................................ 2,000,000 2,083,402
b
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... 200,000 183,250
b
Univision Communications, Inc. , Senior Secured Note , 144A, 6.625% , 6/01/27 ..... 3,250,000 3,142,654
6,601,486

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 1.8%
b
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 ............... $ 750,000 $ 691,089
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
1,500,000 1,599,163
b
Cleveland-Cliffs, Inc. , Senior Bond , 144A, 4.875% , 3/01/31 .................... 150,000 131,287
b
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................................... 800,000 710,840
Senior Bond , 144A, 6.125% , 4/15/32 ................................... 2,000,000 1,957,227
b
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 550,000 570,039
5,659,645
Oil, Gas & Consumable Fuels 6.2%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ...................................... 880,000 881,049
Senior Note , 144A, 8.125% , 1/15/27 .................................... 3,000,000 2,834,380
Senior Note , 144A, 9.75% , 7/15/28 ..................................... 1,000,000 950,546
Senior Secured Note , 144A, 9.25% , 7/15/29 .............................. 3,000,000 3,105,000
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% , 11/15/29 ......
1,500,000 1,379,742
b
CITGO Petroleum Corp. , Senior Secured Note , 144A, 7% , 6/15/25 .............. 300,000 300,553
b
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 .................... 750,000 801,648
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% , 4/15/30 ........ 1,000,000 965,767
Kinder Morgan, Inc. , Senior Bond , 5.2% , 6/01/33 ............................
1,500,000 1,448,675
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .................... 1,000,000 998,676
Occidental Petroleum Corp. , Senior Note , 8.875% , 7/15/30 ....................
1,500,000 1,719,368
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% , 6/01/28 .......... 1,650,000 1,687,454
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......................
2,000,000 2,012,483
19,085,341
Passenger Airlines 5.5%
b
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 .............. 3,000,000 3,096,155
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
b
Senior Secured Note , 144A, 5.5% , 4/20/26 ............................... 3,333,333 3,303,917
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 5,500,000 5,357,861
b
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. , Senior
Secured Note , 144A, 6.5% , 6/20/27 .................................... 2,275,000 2,278,599
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 ............... 3,000,000 2,775,244
16,811,776
Pharmaceuticals 4.3%
b
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .................... 7,000,000 6,771,254
b
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.5% , 11/01/25 ............ 3,000,000 2,832,135
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% , 4/15/31 .......... 2,000,000 2,052,538
f
Par Pharmaceutical, Inc. , Zero Cpn., 4/01/27 ............................... 300,000 —
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 8.125% , 9/15/31 ....
1,500,000 1,648,527
13,304,454
Semiconductors & Semiconductor Equipment 0.1%
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......................
200,000 204,860
Software 1.7%
b
Cloud Software Group, Inc. , Senior Secured Note , 144A, 6.5% , 3/31/29 ........... 3,500,000 3,322,213
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......................... 2,000,000 1,853,256
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................................
150,000 134,846
5,310,315

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 28 .
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 0.1%
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
$ 250,000 $ 226,769
Specialty Retail 0.0%
†
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
60,000 58,884
Textiles, Apparel & Luxury Goods 0.7%
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......................... 2,000,000 2,043,640
Tobacco 1.2%
BAT Capital Corp. ,
Senior Bond , 7.75% , 10/19/32 ........................................ 500,000 564,881
Senior Bond , 6.421% , 8/02/33 ........................................ 2,000,000 2,089,639
Senior Note , 3.557% , 8/15/27 ......................................... 950,000 900,283
3,554,803
Trading Companies & Distributors 0.5%
b
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% , 12/15/29 ..... 1,500,000 1,494,059
Total Corporate Bonds (Cost $ 280,429,806 ) .....................................
282,996,855
Mortgage-Backed Securities 2.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.0%
FHLMC Pool, 30 Year , 6%, 6/01/53 ...................................... 2,902,345 2,909,684
Federal National Mortgage Association (FNMA) Fixed Rate 1.6%
FNMA, 30 Year , 5%, 11/01/53 .......................................... 5,143,261 4,952,534
Total Mortgage-Backed Securities (Cost $ 7,889,931 ) .............................
7,862,218
Total Long Term Investments (Cost $ 295,906,368 ) ...............................
299,254,904
a
a a a a
Short Term Investments 1.4%
Shares
a
Money Market Funds 1.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .................. 4,255,238 4,255,238
Total Money Market Funds (Cost $ 4,255,238 ) ...................................
4,255,238
Total Short Term Investments (Cost $ 4,255,238 ) .................................
4,255,238
a
Total Investments (Cost $ 300,161,606 ) 98.9% ...................................
$303,510,142
Other Assets, less Liabilities 1.1% .............................................
3,368,654
Net Assets 100.0% ...........................................................
$306,878,796
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $235,038,809, representing 76.6% of net assets.
c
The coupon rate shown represents the rate at period end.
d
A portion or all of the security purchased on a delayed delivery basis.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At May 31, 2024, the Fund had the following futures contracts outstanding.
e
Perpetual security with no stated maturity date.
f
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 250 $ 27,199,219 9/19/24 $ (53,884)
U.S. Treasury Ultra Bonds ...................... Long 200 24,487,500 9/19/24 (299,944)
Total Futures Contracts ...................................................................... $(353,828)
*
As of period end.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds, four of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2024, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $1,232,610 $82,170,551 $(82,376,391) $— $— $1,026,770 1,026,770 $95,915
Total Affiliated Securities ... $1,232,610 $82,170,551 $(82,376,391) $— $— $1,026,770 $95,915
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $823,989 $355,454 $(800,244) $(38,864) $71,405 $411,740 17,000 $29,244
Total Affiliated Securities ... $823,989 $355,454 $(800,244) $(38,864) $71,405 $411,740 $29,244
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $2,191,463 $130,969,249 $(128,905,474) $— $— $4,255,238 4,255,238 $147,698
Total Affiliated Securities ... $2,191,463 $130,969,249 $(128,905,474) $— $— $4,255,238 $147,698
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 225,220 $ — $ 225,220
Municipal Bonds ......................... — 21,362,076 — 21,362,076
Short Term Investments ................... — 100,000 — 100,000
Total Investments in Securities ........... $— $21,687,296 $— $21,687,296
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
a
Common Stocks ......................... 82,084,698 — — 82,084,698
Equity-Linked Securities ................... — 81,075,491 — 81,075,491
Convertible Preferred Stocks ................ 2,272,500 — — 2,272,500
Corporate Bonds ........................ — 8,359,845 — 8,359,845
Short Term Investments ................... 1,026,770 — — 1,026,770
Total Investments in Securities ........... $85,383,968 $89,435,336 $— $174,819,304
Liabilities:
Other Financial Instruments:
Options Written .......................... 55,550 — — 55,550
Total Other Financial Instruments ......... $55,550 $— $— $55,550
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Management Investment Companies ......... 411,740 — — 411,740
Corporate Bonds ........................ — 225,220 — 225,220
Municipal Bonds ......................... — 10,423,209 — 10,423,209
Short Term Investments ................... — 900,000 — 900,000
Total Investments in Securities ........... $411,740 $11,548,429 $— $11,960,169
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... 1,799,550 — — 1,799,550
Pharmaceuticals ....................... — 131,666 — 131,666
Equity-Linked Securities ................... — 6,464,615 — 6,464,615
Corporate Bonds :
Aerospace & Defense ................... — 6,156,730 — 6,156,730

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series I (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Automobile Components ................. $ — $ 4,012,327 $ — $ 4,012,327
Automobiles .......................... — 5,986,636 — 5,986,636
Banks ............................... — 6,785,175 — 6,785,175
Building Products ...................... — 3,392,448 — 3,392,448
Capital Markets ........................ — 2,574,001 — 2,574,001
Chemicals ........................... — 6,945,510 — 6,945,510
Commercial Services & Supplies ........... — 4,985,401 — 4,985,401
Communications Equipment .............. — 9,585,881 — 9,585,881
Consumer Finance ..................... — 6,347,375 — 6,347,375
Containers & Packaging ................. — 18,710,918 — 18,710,918
Diversified REITs ...................... — 702,464 — 702,464
Diversified Telecommunication Services ..... — 5,738,546 — 5,738,546
Electric Utilities ........................ — 9,857,305 — 9,857,305
Electrical Equipment .................... — 761,627 — 761,627
Energy Equipment & Services ............. — 3,880,096 — 3,880,096
Entertainment ......................... — 1,510,550 — 1,510,550
Food Products ........................ — 3,256,089 — 3,256,089
Ground Transportation .................. — 751,525 — 751,525
Health Care Equipment & Supplies ......... — 12,255,393 — 12,255,393
Health Care Providers & Services .......... — 59,446,970 — 59,446,970
Hotels, Restaurants & Leisure ............. — 24,106,759 — 24,106,759
Household Durables .................... — 928,658 — 928,658
Household Products .................... — 198,503 — 198,503
Independent Power and Renewable Electricity
Producers .......................... — 8,342,477 — 8,342,477
Insurance ............................ — 1,228,351 — 1,228,351
Machinery ............................ — 193,108 — 193,108
Media ............................... — 6,601,486 — 6,601,486
Metals & Mining ....................... — 5,659,645 — 5,659,645
Oil, Gas & Consumable Fuels ............. — 19,085,341 — 19,085,341
Passenger Airlines ..................... — 16,811,776 — 16,811,776
Pharmaceuticals ....................... — 13,304,454 —
b
13,304,454
Semiconductors & Semiconductor Equipment . — 204,860 — 204,860
Software ............................. — 5,310,315 — 5,310,315
Specialized REITs ...................... — 226,769 — 226,769
Specialty Retail ........................ — 58,884 — 58,884
Textiles, Apparel & Luxury Goods .......... — 2,043,640 — 2,043,640
Tobacco ............................. — 3,554,803 — 3,554,803
Trading Companies & Distributors .......... — 1,494,059 — 1,494,059
Mortgage-Backed Securities ................ — 7,862,218 — 7,862,218
Short Term Investments ................... 4,255,238 — — 4,255,238
Total Investments in Securities ........... $6,054,788 $297,455,354 $— $303,510,142
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $353,828 $— $— $353,828
Total Other Financial Instruments ......... $353,828 $— $— $353,828
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
4. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.